UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2002
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          JGD Management Corp.
          ------------------------------------------
Address:       350 Park Avenue
          ------------------------------------------
               New York, NY  10022
          ------------------------------------------

          ------------------------------------------

Form 13F File Number:  28-05440
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Adam J. Semler
      -------------------------------------------
Title:      Chief Financial Officer
      -------------------------------------------
Phone:      (212) 651-0500
      -------------------------------------------

Signature, Place and Date of Signing:

/s/ Adam J. Semler            New York, NY         11-14-02
---------------------   ------------------------  ----------
[Signature]                   [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        --------------           -----------------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                          -----------------------

Form 13F Information Table Entry Total:     44,613,510
                                          -----------------------

Form 13F Information Table Value Total:  $ 473,191,764
                                          -----------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number       Name

               28-
     ----         -------------           ----------------------
     [Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------------

                  Item 1:                   Item 2:          Item 3:               Item 4:                     Item 5:
                                                                                                             Shares of
              Name of Issuer                Title of         CUSIP               Fair Market                 Principal
                                             Class           Number                 Value                      Amount

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

GUCCI GROUP NV                              COMMON          401566104              9,150,044                    108,400
-----------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATION CL A                 COMMON          00684810                 761,743                  6,093,947
-----------------------------------------------------------------------------------------------------------------------

ADVANCED MEDICAL OPTIC COM                  COMMON          00763M10              11,183,760                  1,176,000
-----------------------------------------------------------------------------------------------------------------------

AES CORP COM                                COMMON          00130H105              9,314,861                  3,711,100
-----------------------------------------------------------------------------------------------------------------------

AON CORP COM                                COMMON          03738910               5,224,950                    255,000
-----------------------------------------------------------------------------------------------------------------------

AT&T CORP COM LIB GRP A                     COMMON          001957208             12,313,700                  1,715,000
-----------------------------------------------------------------------------------------------------------------------

CHIQUITA BRANDS INTL COM                    COMMON          17003210               5,020,230                    324,934
-----------------------------------------------------------------------------------------------------------------------

GEMSTAR-TV GUIDE INTL COM                   COMMON          36866W106              5,208,840                  2,067,000
-----------------------------------------------------------------------------------------------------------------------

K MART CORP COM                             COMMON          482584109                 48,577                     99,136
-----------------------------------------------------------------------------------------------------------------------

KINDRED HEALTHCARE WARRANTS (@30)  4/20/06  WARRANT         494580111                908,137                     72,477
-----------------------------------------------------------------------------------------------------------------------

KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06  WARRANT         494580129              1,854,340                    181,798
-----------------------------------------------------------------------------------------------------------------------

MOTIENT CORP                                COMMON          61990830               1,713,702                  2,016,120
-----------------------------------------------------------------------------------------------------------------------

NEXTWAVE                                    COMMON          65332M103              5,499,360                  3,928,114
-----------------------------------------------------------------------------------------------------------------------

PETCO ANIMAL SUPPLIES COM                   COMMON          716016100              2,169,000                    100,000
-----------------------------------------------------------------------------------------------------------------------

PROQUEST COMPANY COM                        COMMON          74346P10                 151,750                      5,000
-----------------------------------------------------------------------------------------------------------------------

PRUDENTIAL FINL INC COM                     COMMON          74432010              22,762,320                    797,000
-----------------------------------------------------------------------------------------------------------------------

PXRE GROUP LTD COM                          COMMON          G7301810              23,600,493                  1,065,485
-----------------------------------------------------------------------------------------------------------------------

SIERRA PAC RES NEW COM                      COMMON          82642810               3,098,800                    508,000
-----------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW COM                       COMMON          902124106              2,115,000                    150,000
-----------------------------------------------------------------------------------------------------------------------

TYSON FOODS INC CL A                        COMMON          902494103             13,653,620                  1,174,000
-----------------------------------------------------------------------------------------------------------------------

U S INDUSTRIES INC NEW                      COMMON          912080108              1,562,750                    665,000
-----------------------------------------------------------------------------------------------------------------------

UNITED DEFENSE INDS COM                     COMMON          909914103             12,519,942                    530,506
-----------------------------------------------------------------------------------------------------------------------

UNITEDGLOBALCOM                             COMMON          913247508              4,719,962                  2,860,583
-----------------------------------------------------------------------------------------------------------------------

WASHINGTON GROUP INTL INC                   COMMON          93886220              13,829,888                  1,045,343
-----------------------------------------------------------------------------------------------------------------------

ZILOG INC                                   COMMON          989524202                472,500                    225,000
-----------------------------------------------------------------------------------------------------------------------

BRISTOL MYERS SQUIBB COM                    COMMON          110122108             14,249,417                    598,715
-----------------------------------------------------------------------------------------------------------------------

NEWS CORP LTD ADR NEW                       COMMON          652487703              2,887,500                    150,000
-----------------------------------------------------------------------------------------------------------------------

WYETH COM                                   COMMON          98302410              12,243,000                    385,000
-----------------------------------------------------------------------------------------------------------------------

PLACER DOME INC COM                         COMMON          72590610                 272,220                     29,816
-----------------------------------------------------------------------------------------------------------------------

RELIANT RES INC COM                         COMMON          75952B105                150,500                     86,000
-----------------------------------------------------------------------------------------------------------------------

TAIWAN SEMICONDUCTOR SPONSORED ADR          COMMON          87403910                 315,557                     49,694
-----------------------------------------------------------------------------------------------------------------------

DREYERS GRAND ICE CREA COM                  COMMON          26187810              37,186,757                    532,304
-----------------------------------------------------------------------------------------------------------------------

PRICE COMMUNICATIONS COM NEW                COMMON          74143730               2,944,554                    260,580
-----------------------------------------------------------------------------------------------------------------------

TRW INC COM                                 COMMON          872649108             47,752,385                    815,583
-----------------------------------------------------------------------------------------------------------------------

BETA BRANDS INC COM                         COMMON          08658R108                 35,734                    354,500
-----------------------------------------------------------------------------------------------------------------------

GLOBAL LIGHT TELECOMMUNICATIONS INC         COMMON          37934X100                 75,460                  2,515,337
-----------------------------------------------------------------------------------------------------------------------

HARBOR GLOBAL LTD                           COMMON          G4285W100                137,750                     19,000
-----------------------------------------------------------------------------------------------------------------------

NEWSTAR RES INC COM NEW                     COMMON                                         0                    467,500
-----------------------------------------------------------------------------------------------------------------------

NOVO NETWORKS INC.                          COMMON          670099100                  1,597                     31,950
-----------------------------------------------------------------------------------------------------------------------

RIVER BANK AMERICA-N.Y.                     COMMON          768030108                639,000                    127,800
-----------------------------------------------------------------------------------------------------------------------

BIG FOOT FINANCIAL CORP                     COMMON          089165104              1,020,510                     49,300
-----------------------------------------------------------------------------------------------------------------------

HOME CITY FINL CORP COM                     COMMON          43706C100                185,110                     17,300
-----------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATION PFD CV E 7.5%        PREFERRED       00684850                   4,250                     25,000
-----------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATION PFD CV SER D         PREFERRED       006848402                227,500                     45,500
-----------------------------------------------------------------------------------------------------------------------

CORTS TR WORLDCOM NTS CORTS 7.6%            PREFERRED       22081K20                   8,075                      4,750
-----------------------------------------------------------------------------------------------------------------------

EIX TR I QUIPS A 7.875%                     PREFERRED       26854020                 542,100                     27,800
-----------------------------------------------------------------------------------------------------------------------

EIX TR II QUIPS B 8.60%                     PREFERRED       26853P20                 838,000                     41,900
-----------------------------------------------------------------------------------------------------------------------

INTERMEDIA COMMUNICATN PFD B EXCH13.5       PREFERRED       45880140                 100,000                      5,000
-----------------------------------------------------------------------------------------------------------------------

LIBERTY GROUP PUBG INC PFD SREX14.75%       PREFERRED       530553304              1,259,696                     78,731
-----------------------------------------------------------------------------------------------------------------------

LORAL PREFERRED STK 6.00% 11/01/06 SER C    PREFERRED       543885404              2,286,618                    381,103
-----------------------------------------------------------------------------------------------------------------------

LORAL PREFERRED STOCK 6.00% 2/15/07 SER D   PREFERRED       543885602                540,000                     90,000
-----------------------------------------------------------------------------------------------------------------------

WILLIAMS COS INC DEL INCOME PACS 9%         PREFERRED       96945788               1,080,000                    150,000
-----------------------------------------------------------------------------------------------------------------------

AON CORP       CLL OPT 20.0000 01172004     CALL OPTION     3N699E30               1,880,000                      4,000
-----------------------------------------------------------------------------------------------------------------------

HERSHEY FOODS  CLL OPT 70.0000 11162002     CALL OPTION     4N899L49                   3,250                         50
-----------------------------------------------------------------------------------------------------------------------

SIERRA PACIFIC CLL OPT 7.50 11162002        CALL OPTION     8P499E69                  18,750                        750
-----------------------------------------------------------------------------------------------------------------------

T R W INC      CLL OPT 60.0000 01182003     CALL OPTION     8MA99Q09                 666,500                      2,150
-----------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD  CLL OPT 15.0000 01182003     CALL OPTION     9S099A02                 825,200                      4,126
-----------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD  CLL OPT 17.5000 01182003     CALL OPTION     9S099A07                 840,000                      8,000
-----------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD JAN. 20 CALLS 1/18/03         CALL OPTION     9H899U88                 353,265                      6,423
-----------------------------------------------------------------------------------------------------------------------

BRADLEES INC WARRANTS                       WARRANT         104499116                      0                     25,000
-----------------------------------------------------------------------------------------------------------------------

DIVA SYSTEMS WARRANTS                       WARRANT         255013153                      0                     10,611
-----------------------------------------------------------------------------------------------------------------------

MCLEOUDUSA INC WARRANTS                     WARRANT                                   67,543                    562,858
-----------------------------------------------------------------------------------------------------------------------

NEXTWAVE WARRANTS                           WARRANT                                   24,671                     24,671
-----------------------------------------------------------------------------------------------------------------------

WTS BESTEL S A DE C V                       WARRANT         08658T112                 30,610                     15,305
-----------------------------------------------------------------------------------------------------------------------

LOEWEN GROUP INC W/RTS TO                   COMMON          54042L100                 33,907                     41,100
-----------------------------------------------------------------------------------------------------------------------

CALDOR CORP COM                             COMMON          208557108                    281                     28,100
-----------------------------------------------------------------------------------------------------------------------

MATTEL INC COM                              COMMON          577081102                352,276                     19,560
-----------------------------------------------------------------------------------------------------------------------

PETSMART INC COM                            COMMON          716768106                958,178                     53,800
-----------------------------------------------------------------------------------------------------------------------

SPX CORP COM                                COMMON          784635104              1,299,895                     12,883
-----------------------------------------------------------------------------------------------------------------------

ACCREDO HEALTH INC COM                      COMMON          00437V10               4,148,160                     87,000
-----------------------------------------------------------------------------------------------------------------------

JOHNSON & JOHNSON COM                       COMMON          478160104             15,171,495                    280,538
-----------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW COM                       COMMON          902124106              4,399,919                    312,051
-----------------------------------------------------------------------------------------------------------------------

HILTON HOTELS CORP W/RTS TO                 COMMON          432848109              1,610,941                    141,559
-----------------------------------------------------------------------------------------------------------------------

AMGEN INC COM                               COMMON          03116210               3,320,196                     79,621
-----------------------------------------------------------------------------------------------------------------------

KROGER CO                                   COMMON          501044101              1,789,008                    126,880
-----------------------------------------------------------------------------------------------------------------------

MATTEL INC COM                              COMMON          577081102                410,628                     22,800
-----------------------------------------------------------------------------------------------------------------------

BANK OF AMERICA                             COMMON          629525957              5,044,641                     79,082
-----------------------------------------------------------------------------------------------------------------------

NEWMONT MINING CORP COM                     COMMON          65163910               4,729,959                    171,936
-----------------------------------------------------------------------------------------------------------------------

PARK PL ENTMT CORP COM                      COMMON          700690100              1,125,394                    141,559
-----------------------------------------------------------------------------------------------------------------------

PFIZER INC COM                              COMMON          717081103              8,102,268                    279,196
-----------------------------------------------------------------------------------------------------------------------

PNC BANK CORP COM                           COMMON          693475105              3,729,936                     88,450
-----------------------------------------------------------------------------------------------------------------------

RITE AID                                    COMMON          767754104                 28,140                     13,400
-----------------------------------------------------------------------------------------------------------------------

SAFEWAY INC                                 COMMON          786514208                423,120                     18,974
-----------------------------------------------------------------------------------------------------------------------

SBC COMMUNICATIONS INC                      COMMON          78387G103              1,192,493                     59,328
-----------------------------------------------------------------------------------------------------------------------

CHEVRON CORPORATION COM                     COMMON          166751107             12,903,283                    186,329
-----------------------------------------------------------------------------------------------------------------------

TEXAS INSTRS INC COM                        COMMON          882508104              2,037,226                    137,930
-----------------------------------------------------------------------------------------------------------------------

VIACOM CLASS B                              COMMON          925524308              3,607,733                     88,970
-----------------------------------------------------------------------------------------------------------------------

DEUTSCHE TELEKOM AG SPONSORED ADR           COMMON          251566105              3,878,969                    469,041
-----------------------------------------------------------------------------------------------------------------------

WALT DISNEY CO                              COMMON          254687106              3,397,416                    224,400
-----------------------------------------------------------------------------------------------------------------------

WASHINGTON MUTUAL INC                       COMMON          939322103             10,591,386                    336,555
-----------------------------------------------------------------------------------------------------------------------

WELLS FARGO & CO-NEW                        COMMON          949746101             10,161,760                    211,000
-----------------------------------------------------------------------------------------------------------------------

PHARMACIA CORP COM                          COMMON          71713U10              64,171,518                  1,650,502
-----------------------------------------------------------------------------------------------------------------------

DEUTSCHE TELEKOM AG ORDS                    COMMON                                 2,993,233                    359,718
-----------------------------------------------------------------------------------------------------------------------

GUCCI GROUP NV ORDS                         COMMON                                 1,027,057                     12,198
-----------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                                                   $473,191,764                 44,613,510
-----------------------------------------------------------------------------------------------------------------------

                               [table continued]

                               [table continued]

------------------------------------------------------------------------------------------------------------------------------------
                                                            Item 6:                                              Item 8:
                  Item 1:                           Investment Discretion                 Item 7:           Voting Authority Shares
                                             ---------------------------------------------------------------------------------------
              Name of Issuer                            (b) Shared-                      Managers
                                              (a) Sole      as defined   (c) Shared -   See Instr. V    (a) Sole (b) Shared (c) None
                                                            by Instr. V       Other
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GUCCI GROUP NV                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATION CL A                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

ADVANCED MEDICAL OPTIC COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

AES CORP COM                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

AON CORP COM                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

AT&T CORP COM LIB GRP A                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

CHIQUITA BRANDS INTL COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

GEMSTAR-TV GUIDE INTL COM                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

K MART CORP COM                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

KINDRED HEALTHCARE WARRANTS (@30)  4/20/06        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

KINDRED HEALTHCARE WARRANTS(@33.33)4/20/06        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

MOTIENT CORP                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

NEXTWAVE                                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PETCO ANIMAL SUPPLIES COM                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PROQUEST COMPANY COM                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL FINL INC COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PXRE GROUP LTD COM                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

SIERRA PAC RES NEW COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TYSON FOODS INC CL A                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

U S INDUSTRIES INC NEW                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

UNITED DEFENSE INDS COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

UNITEDGLOBALCOM                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON GROUP INTL INC                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

ZILOG INC                                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

BRISTOL MYERS SQUIBB COM                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

NEWS CORP LTD ADR NEW                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

WYETH COM                                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PLACER DOME INC COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

RELIANT RES INC COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TAIWAN SEMICONDUCTOR SPONSORED ADR                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

DREYERS GRAND ICE CREA COM                        X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PRICE COMMUNICATIONS COM NEW                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TRW INC COM                                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

BETA BRANDS INC COM                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL LIGHT TELECOMMUNICATIONS INC               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

HARBOR GLOBAL LTD                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

NEWSTAR RES INC COM NEW                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

NOVO NETWORKS INC.                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

RIVER BANK AMERICA-N.Y.                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

BIG FOOT FINANCIAL CORP                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

HOME CITY FINL CORP COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATION PFD CV E 7.5%              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

ADELPHIA COMMUNICATION PFD CV SER D               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

CORTS TR WORLDCOM NTS CORTS 7.6%                  X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

EIX TR I QUIPS A 7.875%                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

EIX TR II QUIPS B 8.60%                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

INTERMEDIA COMMUNICATN PFD B EXCH13.5             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

LIBERTY GROUP PUBG INC PFD SREX14.75%             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

LORAL PREFERRED STK 6.00% 11/01/06 SER C          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

LORAL PREFERRED STOCK 6.00% 2/15/07 SER D         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

WILLIAMS COS INC DEL INCOME PACS 9%               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

AON CORP       CLL OPT 20.0000 01172004           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

HERSHEY FOODS  CLL OPT 70.0000 11162002           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

SIERRA PACIFIC CLL OPT 7.50 11162002              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

T R W INC      CLL OPT 60.0000 01182003           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD  CLL OPT 15.0000 01182003           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD  CLL OPT 17.5000 01182003           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD JAN. 20 CALLS 1/18/03               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

BRADLEES INC WARRANTS                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

DIVA SYSTEMS WARRANTS                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

MCLEOUDUSA INC WARRANTS                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

NEXTWAVE WARRANTS                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

WTS BESTEL S A DE C V                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

LOEWEN GROUP INC W/RTS TO                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

CALDOR CORP COM                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

MATTEL INC COM                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PETSMART INC COM                                  X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

SPX CORP COM                                      X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

ACCREDO HEALTH INC COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

JOHNSON & JOHNSON COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TYCO INTL LTD NEW COM                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

HILTON HOTELS CORP W/RTS TO                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

AMGEN INC COM                                     X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

KROGER CO                                         X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

MATTEL INC COM                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

BANK OF AMERICA                                   X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

NEWMONT MINING CORP COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PARK PL ENTMT CORP COM                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PFIZER INC COM                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PNC BANK CORP COM                                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

RITE AID                                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

SAFEWAY INC                                       X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

SBC COMMUNICATIONS INC                            X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

CHEVRON CORPORATION COM                           X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

TEXAS INSTRS INC COM                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

VIACOM CLASS B                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

DEUTSCHE TELEKOM AG SPONSORED ADR                 X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

WALT DISNEY CO                                    X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON MUTUAL INC                             X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO & CO-NEW                              X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

PHARMACIA CORP COM                                X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

DEUTSCHE TELEKOM AG ORDS                          X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

GUCCI GROUP NV ORDS                               X                                                          X
------------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------